Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Repurchase Agreements [Abstract]
Summary of Repurchase Agreements And Securities Lending Transactions
For financial statement purposes, the Company does not offset its repurchase agreements and securities lending transactions because the conditions for netting as specified by GAAP are not met. Although not offset on the Company’s Consolidated Balance Sheets, these transactions are included in the following tables ($ in thousands):

	Weighted Average Maturity Date	Weighted Average Coupon	December 31, 2020
Security Interest			Collateral Assets (1)	Outstanding Balance
RMBS	3/17/2021	1.93%	$155,538	$105,804
CMBS	1/6/2021	2.10%	2,867	2,450

			$158,405	$108,254

	Weighted Average Coupon	December 31, 2019
Security Interest		Collateral Assets (1)	Outstanding Balance
RMBS	2.62%	$89,784	$74,876
CLO	4.71%	7,962	6,159

		$97,746	$81,035

(1)	Represents the fair value of the Company’s investments in real estate-related securities.